Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
RRS-SUSTK-1225-105 1.9880531.105	December 12, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
ARRS-SUSTK-1225-108 1.9880532.108	December 12, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
RRS-K6-SUSTK-1225-104 1.9900307.104	December 12, 2025